FT Raymond James Multicap Growth Equity ETF Shareholder Fees	May 31, 2025
FT Raymond James Multicap Growth Equity ETF | FT Raymond James Multicap Growth Equity ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%